9. Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants outstanding	231,000	335,407
Expired	(104,407)
Class A
Exercise Price	$ 25.00
Expiration Date	May 26, 2012
Warrants outstanding		104,407	104,407
Expired	(104,407)
Weighted Average Remaining Contractual Life	4 months 24 days
Class B
Exercise Price	$ 50.00
Expiration Date	May 26, 2013
Warrants outstanding	115,500	115,500	115,500
Weighted Average Remaining Contractual Life	1 year 4 months 24 days
Class C
Exercise Price	$ 100.00
Expiration Date	May 26, 2014
Warrants outstanding	115,500	115,500	115,500
Weighted Average Remaining Contractual Life	10 months 24 days